Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)
    AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain (loss) on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2023	$(98,467)	$(97,809)	$36,213	$(160,063)
Other comprehensive income (loss)	(3,788)	57,351	8,395	61,958
Amounts reclassified from AOCI to the consolidated statements of operations	(1,598)	2,136	(3,702)	(3,164)
Net current period OCI	$(5,386)	$59,487	$4,693	$58,794
OCI attributable to the non-controlling interests	(1,017)	—	—	(1,017)
Net current period OCI attributable to shareholders of AQN	$(6,403)	$59,487	$4,693	$57,777
Balance, December 31, 2023	$(104,870)	$(38,322)	$40,906	$(102,286)
Other comprehensive income	33,821	79,381	12,814	126,016
Amounts reclassified from AOCI to the consolidated statements of operations	626	(27,130)	(5,804)	(32,308)
Net current period OCI	$34,447	$52,251	$7,010	$93,708
OCI attributable to the non-controlling interests	(4,617)	—	—	(4,617)
Net current period OCI attributable to shareholders of AQN	$29,830	$52,251	$7,010	$89,091
Amounts reclassified from AOCI to the consolidated statements of operations related to discontinued operations (note 24(b))	—	94,593	—	94,593
Balance, December 31, 2024	$(75,040)	$108,522	$47,916	$81,398
Amounts reclassified from AOCI for foreign currency cumulative translation affected interest expense and derivative gain (loss); those for unrealized gain (loss) on cash flow hedges affected revenue from non-regulated energy sales, interest expense and derivative gain (loss) while those for pension and post-employment actuarial changes affected pension and post-employment non-service costs.